FINANCE EXPENSE (Table)	12 Months Ended
Jun. 30, 2021
Finance expense [abstract]
Disclosure of finance cost [text block]
Amounts in R million Note 2021 2020 2019
Interest on financial liabilities measured at amortised cost (2.3) (2.0) (10.2)
Interest on financial liabilities measured at amortised cost capitalised - - 9.4
Unwinding of provision for environmental rehabilitation 11 (44.7) (52.0) (66.3)
Discount recognised on Payments made under protest 24 (7.4) (7.1) (6.5)
Interest on lease liabilities 10.2 (4.5) (5.1) (2.0)
Unrealised foreign exchange loss (8.4) - -
Other finance expenses (2.2) (2.6) (2.8)
(69.5) (68.8) (78.4)